Condensed Consolidated Statements of Comprehensive Income (Loss) (USD $)	3 Months Ended		9 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011
Consolidated net income (loss)	$ 1,399,135	$ (509,959)	$ 516,859	$ (1,695,957)
Unrealized loss on cash flow hedging derivative of unconsolidated affiliate	(268,308)		(489,477)
Comprehensive income (loss)	1,130,827	(509,959)	27,382	(1,695,957)
Comprehensive (income) loss attributable to noncontrolling interests	(116,487)	48,346	(12,958)	160,084
Comprehensive income (loss) attributable to common stockholders	$ 1,014,340	$ (461,613)	$ 14,424	$ (1,535,873)